OTHER OPERATING REVENUES	12 Months Ended
Dec. 31, 2019
OTHER OPERATING REVENUES
OTHER OPERATING REVENUES	4. OTHER OPERATING REVENUES

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Sale of materials and others	58,930	64,503	64,489
Rental income	793	1,063	1,216
	59,723	65,566	65,705